Reporting Entity - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reporting entity [line items]
Distributed dividends from consolidated subsidiaries		₩ 178,908	₩ 178,908
Common Stock [member]
Disclosure of reporting entity [line items]
Common stock outstanding	357,815,700
American depository shares (one represents one-half of one share of common stock) [member]
Disclosure of reporting entity [line items]
Common stock outstanding	19,545,920
Consolidated subsidiaries [member]
Disclosure of reporting entity [line items]
Distributed dividends from consolidated subsidiaries	₩ 11,120	₩ 90,281	₩ 603,493
Entity that has significant influence over the controlling company [member] | LG Electronics Inc. [member]
Disclosure of reporting entity [line items]
Percentage of Controlling Company's equity interests held by a major shareholder	37.90%
Common stock shares of Controlling Company held by a major shareholder	135,625,000